CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2023
Contract Liabilities
CONTRACT LIABILITIES

15. CONTRACT LIABILITIES

Contract liabilities primarily consisted of advance payments from customers prior to the transfer of goods or services by the Company. The payment amounts and timing vary depending on the vehicle model, the energy product and the location of delivery. Contract liabilities are included in current liabilities until refunded or until they are applied towards the revenue.

	December 31, 2023	December 31, 2022
	US$’000	US$’000
Contract liabilities - beginning of year	3,654	6,254
A change in time frame for a performance obligation satisfied	(11,747)	(11,771)
Advance received	13,205	9,612
Translation adjustment	(104)	(441)
Contract liabilities - subtotal	5,008	3,654
Less: contract liabilities to related parties	(2,483)	(912)
Contract liabilities - end of period	2,525	2,742